December 5, 1996

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      MONEY MARKET FUNDS
              John Hancock Current Interest
           Money Market Fund
           U. S. Government Cash Reserve
              File Nos. 811-2485; 2-50931

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated December 2, 1996 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer